Schedule of financial information of cash flows (Details) - Beijing Paipairongxin Investment Consulting Company Limited [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net cash provided by (used in) operating activities	¥ 2,917,058	¥ (591,538)	¥ (1,649,383)
Capital contribution to Group companies			(10,020)
Collection of loans from Group companies	228,155	122,365	72,373
Cash paid as loans extended to Group companies	(215,882)	(408,030)	(304,533)
Other investing activities	(2,566,463)	1,579,038	(756,382)
Net cash provided by (used in) investing activities	(2,554,190)	1,293,373	(998,562)
Repayment of loans to Group companies	(3,655,152)	(1,667,749)	(134,307)
Cash received as loans from Group companies	3,576,456	1,357,249	1,533,401
Other financing activities	340,401	(1,462,779)	(96,736)
Net cash provided by (used in) provided by financing activities	261,705	(1,773,279)	1,302,358
Group Company Revenues [Member]
Cash used in operating activities under service agreements for Group companies	(828,977)	(2,132,263)	(3,598,761)
Cash provided by operating activities under service agreements for Group companies	599,941	555,623	650,751
Third Party Revenues [Member]
Net cash provided by (used in) operating activities	¥ 3,146,094	¥ 985,102	¥ 1,298,627